Investments	12 Months Ended
Dec. 31, 2012
Investments
4.	INVESTMENTS

Short-term investments

As of December 31, 2012, all of the held-to-maturity securities were time deposits in commercial banks with a maturity of less than one year. The available-for-sale securities are debt securities with a maturity of less than one year purchased from commercial banks and other financial institutions.

During the years ended December 31, 2010, 2011 and 2012, the Company recorded interest income, including short-term investment gains, of RMB37.21 million, RMB149.35 million and RMB726.40 million (US$116.60 million) in the consolidated statements of comprehensive income, respectively.

Long-term investments

The Company’s long-term investments consist of cost method investments, equity method investments and held-to-maturity securities with maturities of greater than 12 months.

Cost method investments

The carrying amount of Company’s cost method investments was RMB389.63 million and RMB269.42 million (US$43.24 million) as of December 31, 2011 and 2012, respectively. The decrease is primarily due to the impairment provision made to certain investments.

Equity method investments

As of December 31, 2012, the Company, through Baidu Holdings Limited (“Baidu Holdings”), holds 100% of the ordinary shares of Youa.com, Inc. (“Youa”). The Company has three out of the total seven seats on the board of directors of Youa and accounted for the investment in Youa under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders.

As of December 31, 2012, the Company also holds equity investments in the following investees through its subsidiaries or VIEs, all of which were accounted for under the equity method:

Investee	Percentage of ownership of common stock
Beijing Paibo Times Technology Co., Ltd.	32.56%
Chongqing Rongdu Technology Co., Ltd.	40.00%
Henan Feidian Network Technology Co., Ltd.	40.00%
OPDA Appublish Co., Ltd.	15.33%

The total impairment charges on long-term investments were nil, RMB47.89 million and RMB169.18 million (US$27.16 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275
Adjustable-rate investments	100,048	—	(21)		100,027
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682

	As of December 31, 2012
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	17,072,751	30,886	(17,385)		17,086,252	2,742,533
Available-for-sale securities
Fixed-rate investments	3,500,945			13,454	3,514,399	564,100
Adjustable-rate investments	17,073			—	17,073	2,740
Long-term investments:
Fixed-rate held-to-maturity investments	513,728	886	—		514,614	82,601

Held-to-maturity securities are stated at amortized cost. The long-term held-to-maturity investments will mature between May 2014 and August 2014 in accordance with their contractual terms. The methodology used in the determination of fair values for held-to-maturity securities and available-for-sale securities were summarized in Note 21.